Employee Benefit Plans - Other Postretirement Amounts Recognized in AOCI (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	$ 200	$ 181
Pre-tax amount recorded in AOCI	200	181
Non-U.S. Plans
Defined Benefit Plan Disclosure [Line Items]
Net actuarial gain (loss)	(113)	(113)
Pre-tax amount recorded in AOCI	$ (113)	$ (113)